Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 28, 2021	Jul. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 22, 2021
Commitments and Contingencies (Details) [Line Items]
Ordinary shares, issued (in Shares)			15,955,875	13,639,451		1,932,660
Compensation expense			$ 2,244	$ 1,412	$ 752
Balance prepaid expenses			$ 0	258
Contingent cash payment				143
Tokens purchase shares (in Shares)			3,500
Monthly fee			$ 4
Total grant purchase share (in Shares)			119,000
One-time payments			$ 1
Ordinary shares purchase (in Shares)			67,158
Option, description			The option shares should have vest over a period of five years, subject to the continuous engagement of Mr. Diamant with the Company.
Diamant service agreement description			Pursuant to the Services Agreement with Mr. Itai Avneri dated January 4, 2021 which was replaced by an employment agreement between Midgard and Mr. Avneri, Mr. Avneri was granted with an option to purchase 180, 000 INX Tokens at a price of $0.09 per Token and will be entitled to an option to purchase additional 180,000 INX Tokens upon the execution of an employment agreement with the Company.
A-Labs [Member]
Commitments and Contingencies (Details) [Line Items]
Engagement agreement, description			In consideration for these services, A-Labs received a non-refundable, cash payment of $500 and will receive a contingent cash payment of $500 payable upon the completion of an offering in which the Company has raised from US Persons not less than $10,000. Subject to the completion of an offering under which the Company has raised from non-U.S. persons not less than $10,000, A-Labs also will receive an additional contingent cash payment for the marketing and sale of INX Tokens to non-US Persons only. Such consideration shall be equal to: 10% of the first $30,000 (up to $3,000) in ICO Proceeds (as defined in the A-Labs Engagement Agreement); 5% of the next $70,000 (up to $3,500) in ICO Proceeds; 6% of the next $100,000 (up to $6,000) in ICO Proceeds; and 7.5% of ICO Proceeds in excess of $200,000.
Received a grant (in Shares)			4,550,000
Ordinary shares, issued (in Shares)			1,120,000
Ordinary shares, description			The fair value of the Ordinary shares issued amounting to $136 ($175 less the payment of $39 required for those shares), is deemed additional consideration for the services to be provided by A-Labs.
Compensation expense			$ 207	$ 508
Cash payment	$ 1,001
Tokens purchase shares (in Shares)	1,527,084
Mr. Gadi Levin [Member]
Commitments and Contingencies (Details) [Line Items]
Tokens purchase shares (in Shares)		607,698
Mr. Vlad Uchenik [Member]
Commitments and Contingencies (Details) [Line Items]
Tokens purchase shares (in Shares)		4
Mr. Itai Avneri [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement, description			In addition, upon and subject to the adoption of a Share Ownership and Award Plan by the Company, Mr. Avneri was entitled to receive an option to purchase 539,280 Ordinary Shares of the Company, at a price per share equal to the fair value at the shares subject to vesting over a period of four years from the grant date, subject to the continuous engagement of Mr. Avneri with the Company. On March 15, 2022, such option was replaced by the grant of 4,428,434 restricted shares of Valdy (net number, exercised on a cashless basis) subject to reverse vesting.
INX Token [Member]
Commitments and Contingencies (Details) [Line Items]
Fair value of tokens			$ 6